Organization - Liquidity (Details) - USD ($) $ in Thousands	Dec. 28, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liquidity
Cash		$ 66,837	$ 51,623	$ 15,632	$ 14,897
Outstanding borrowings		20,000
Credit Facility
Liquidity
Outstanding borrowings		$ 20,000
Credit facility term	48 months